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<FILENAME>a200609_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: September 30 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  540 Madison Avenue
          27th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 373-0828

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        11/07/2006
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total: $1,140,246
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
September 30 2006

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------
ALLEGHENY ENERGY, INC.      Com		017361106      15,044	 374,500   SH		SOLE	NONE   374,500  0
AMERICAN EXPRESS CO	    Com		025816109      51,075	 910,750   SH		SOLE	NONE   910,750	0
AMERICAN TOWER SYSTEMS      Com CL A    029912201      10,158    278,300   SH		SOLE	NONE   278,300	0
AMERIPRISE FINANCIAL, INC   Com		03076C106       6,922    147,600   SH           SOLE    NONE   147,600  0
AVIS BUDGET GROUP INC	    Com         053774105       2,846    155,617   SH           SOLE	NONE   155,617  0
BARNES & NOBLE, INC	    Com		067774109      32,145    847,246   SH		SOLE	NONE   847,246  0
BJ'S WHOLESALE CLUB INC     Com		05548J106      13,677    468,700   SH		SOLE	NONE   468,700  0
CABOT CORP		    Com		127055101      44,112  1,185,800   SH		SOLE	NONE 1,185,800	0
CARNIVAL CORPORATION	    Com		143658300	5,540    117,800   SH		SOLE	NONE   117,800  0
CHENIERE ENERGY INC         Com         16411R208         157      5,280   SH		SOLE	NONE     5,280	0
CONOCOPHILLIPS 		    Com		20825C104      15,055    252,900   SH		SOLE	NONE   252,900  0
COPART INC                  Com         217204106      46,545  1,651,102   SH           SOLE	NONE 1,651,102  0
CROSSTEX ENERGY, INC	    Com		22765Y104      17,979	 200,725   SH		SOLE	NONE   200,725  0
CROWN CASTLE INTL CORP      Com         228227104      10,635    301,800   SH           SOLE	NONE   301,800  0
DISCOVERY HOLDINGS	    Com CL A	25468Y107      14,299	 988,900   SH		SOLE	NONE   988,900  0
FEDERATED DEPT STORES INC   Com		31410H101      12,695	 293,800   SH		SOLE	NONE   293,800  0
FREDDIE MAC                 Com         313400301       9,439    142,300   SH           SOLE	NONE   142,300  0
GAIAM INC		    Com CL A	36268Q103	2,003	 155,162   SH		SOLE	NONE   155,162	0
GENERAL MOTORS CORP	    Com		370442105      33,074    994,400   SH		SOLE	NONE   994,400  0
GRUPO AEROPORTUARIO DEL     Com		400506101       1,248     36,700   SH		SOLE	NONE	36,700  0
HARLEYSVILLE GROUP INC      Com         412824104         791     22,607   SH           SOLE	NONE    22,607  0
LAMAR ADVERTISING CO	    Com		512815101      52,742	 987,500   SH		SOLE	NONE   987,500  0
LEGG MASON INC	  	    Com		524901105	1,916     19,000   SH		SOLE	NONE	19,000  0
LIBERTY GLOBAL INC	    Com CL A	530555101      18,994    737,918   SH		SOLE	NONE   737,918  0
LIBERTY MEDIA CORP NEW 	    Com SER A   530718105      10,130    497,049   SH		SOLE	NONE   497,049  0
LITHIA MOTORS INC	    Com	CL A	536797103       8,219    332,500   SH		SOLE	NONE   332,500  0
MASTER CARD INC		    Com CL A 	57636Q104      19,395    275,700   SH		SOLE    NONE   275,700  0
MC DONALDS CORP		    Com		580135101      54,822  1,401,392   SH		SOLE	NONE 1,401,392	0
MCDERMOTT INTL		    Com		580037109	3,177     75,999   SH		SOLE	NONE	75,999  0
MI DEVELOPMENTS INC         Com         55304X104       2,559     70,200   SH           SOLE	NONE    70,200  0
NEWS CORPORATION INC	    Com 	65248E104      19,426    988,600   SH		SOLE	NONE   988,600  0
NUVEEN INVESTMENTS INC      Com         67090F106      21,268    415,140   SH           SOLE	NONE   415,140  0
NYSE GROUP INC		    Com		62949W103      37,067    495,874   SH		SOLE	NONE   495,874	0
OFFICEMAX INC		    Com		67622P101      16,080    394,700   SH		SOLE	NONE   394,700  0
PHELPS DODGE CORP	    Com		717265102      10,469    123,600   SH		SOLE	NONE   123,600	0
PRE PAID LEGAL SERVICES INC Com		740065107	2,694     67,900   SH		SOLE	NONE    67,900  0
RADIOSHACK CORP		    Com		750438103	3,901    202,100   SH		SOLE	NONE   202,100  0
REALOGY CORPORATION	    Com		75605E100      14,864	 655,373   SH		SOLE	NONE   655,373  0
REDWOOD TRUST INC	    Com		758075402       3,701     73,484   SH		SOLE	NONE	73,484  0
REPUBLIC PROPERTY TRUST     Com		760737106	1,379	 125,100   SH		SOLE	NONE   125,100  0
REYNOLDS & REYNOLDS CO	    Com CL A	761695105	4,255	 107,700   SH		SOLE	NONE   107,700  0
SEARS HOLDINGS CORPORATION  Com         812350106     100,048    632,855   SH           SOLE	NONE   632,855  0
SIZELER PROPERTY INVESTORS  Com         830137105       8,193    545,100   SH           SOLE	NONE   545,100  0
STATE AUTO FINANCIAL CORP   Com         855707105       5,624    184,095   SH           SOLE	NONE   184,095  0
TAUBMAN CENTERS INC         Com		876664103       5,788    130,299   SH		SOLE	NONE   130,299  0
TD AMERITRADE HOLDING CORP  Com         87236Y108         184      9,750   SH		SOLE	NONE	 9,750  0
TXU CORP		    Com		873168108      17,706    283,200   SH		SOLE	NONE   283,200  0
UNITED CAPITAL CORP         Com		909912107	1,033     38,700   SH     	SOLE    NONE    38,700  0
WELLPOINT INC               Com         94973V107       5,702     74,000   SH           SOLE	NONE    74,000  0
WENDYS INTL INC             Com         950590109      28,328    422,800   SH           SOLE	NONE   422,800  0
WYNDHAM WORLDWIDE CORP	    Com		98310W108	2,688	  96,095   SH		SOLE	NONE	96,095  0


Options


AMERICAN EXPRESS CO	    Com		025816109      39,340	 701,500   SH	CALL	SOLE	NONE   701,500	0
AUTO ZONE INC		    Com		053332102      10,330	 100,000   SH   PUT     SOLE    NONE   100,000  0
GENERAL MOTORS CORP	    Com		370442105      11,900    357,800   SH	CALL	SOLE	NONE   357,800  0
LAMAR ADVERTISING CO	    Com		512815101      13,518	 253,100   SH	CALL	SOLE	NONE   253,100  0
LEGG MASON INC	  	    Com		524901105      10,086    100,000   SH	CALL	SOLE	NONE   100,000  0
MC DONALDS CORP		    Com		580135101       9,389    240,000   SH	CALL	SOLE	NONE   240,000	0
SEARS HOLDINGS CORPORATION  Com         812350106     217,895  1,378,300   SH   CALL    SOLE    NONE 1,378,300  0




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 05120.0001 #200609